Significant Accounting Policies	0 Months Ended
Apr. 05, 2011
Proshares Ultra DJ-UBS Natural Gas [Member]
Significant Accounting Policies

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each New Natural Gas Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates & Indemnifications

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Federal Income Tax

Each New Natural Gas Fund is registered as a series of a Delaware statutory trust and will be treated as a partnership for U.S. federal income tax purposes. Accordingly, no New Natural Gas Fund expects to incur U.S. federal income tax liability; rather, each beneficial owner of a New Natural Gas Fund's Shares will be required to take into account its allocable share of its Fund's income, gain, loss, deductions and other items for its Fund's taxable year ending with or within the beneficial owner's taxable year.

Proshares Ultra Short DJ-UBS Natural Gas [Member]
Significant Accounting Policies

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each New Natural Gas Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates & Indemnifications

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Federal Income Tax

Each New Natural Gas Fund is registered as a series of a Delaware statutory trust and will be treated as a partnership for U.S. federal income tax purposes. Accordingly, no New Natural Gas Fund expects to incur U.S. federal income tax liability; rather, each beneficial owner of a New Natural Gas Fund's Shares will be required to take into account its allocable share of its Fund's income, gain, loss, deductions and other items for its Fund's taxable year ending with or within the beneficial owner's taxable year.

Proshares Ultra VIX Short-Term Futures ETF [Member]
Significant Accounting Policies

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each New VIX Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates & Indemnifications

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Federal Income Tax

Each New VIX Fund is registered as a series of a Delaware statutory trust and will be treated as a partnership for U.S. federal income tax purposes. Accordingly, no New VIX Fund expects to incur U.S. federal income tax liability; rather, each beneficial owner of a New VIX Fund's Shares will be required to take into account its allocable share of its Fund's income, gain, loss, deductions and other items for its Fund's taxable year ending with or within the beneficial owner's taxable year.

Proshares Short VIX Short-Term Futures ETF [Member]
Significant Accounting Policies

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each New VIX Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates & Indemnifications

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Federal Income Tax

Each New VIX Fund is registered as a series of a Delaware statutory trust and will be treated as a partnership for U.S. federal income tax purposes. Accordingly, no New VIX Fund expects to incur U.S. federal income tax liability; rather, each beneficial owner of a New VIX Fund's Shares will be required to take into account its allocable share of its Fund's income, gain, loss, deductions and other items for its Fund's taxable year ending with or within the beneficial owner's taxable year.